Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, additions		$ 105
Depreciation expense	$ 30	$ 29